Income Taxes - Schedule of Reconciliation of Income Tax Expense (Benefit) (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Reconciliation Of Effective Income Tax Rate [Line Items]
Foreign rate differential	$ 44,121	$ (299,512)	$ 30,822
Non-taxable other income	(76,228)	(227,440)	(386,664)
Non-tax deductible expenses	351,052	1,035,101	670,389
Overprovision of tax in prior periods	(367,790)	(695,630)	(1,314,491)
Unrecognized tax benefits	156,288	278,338	223,959
Changes in valuation allowance	786,525	1,454,938	414,756
Total income tax benefit at the Company's effective income tax rate	$ (209,046)	$ (255,927)	$ (841,900)
Effective income tax rate	3.10%	2.30%	28.90%
Hong Kong Subsidiary [Member]
Reconciliation Of Effective Income Tax Rate [Line Items]
Income tax benefit at the Hong Kong statutory income tax rate	$ (1,103,014)	$ (1,801,722)	$ (480,671)
Hong Kong Subsidiary [Member] | Hong Kong Tax Authority [Member]
Reconciliation Of Effective Income Tax Rate [Line Items]
Statutory income tax rate	16.50%	16.50%	16.50%